Subsequent Events - Convertible Note Subscription Agreement (Details) - Convertible notes $ in Millions	Apr. 12, 2024 USD ($)	Apr. 12, 2024 USD ($) item	Mar. 24, 2024 USD ($) item	Mar. 19, 2024 USD ($)	Jul. 22, 2022 USD ($)
Subsequent Events
Principal amount					$ 1.0
Subscription Agreement | Daewoong
Subsequent Events
Principal amount of debt issuable				$ 15.0
Annual rate of interest (as a percent)				15.79%
Term of debt				3 years
Number of convertible note sold | item			1
Principal amount			$ 5.0
Subsequent events | Subscription Agreement | Daewoong
Subsequent Events
Principal amount of debt issuable	$ 10.0	$ 10.0		$ 15.0
Annual rate of interest (as a percent)				15.79%
Term of debt				3 years
Number of convertible note sold	10.0	1
Principal amount	$ 10.0	$ 10.0	$ 5.0